united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE  19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 1/31

Date of reporting period: 7/31/2022

Item 1. Reports to Stockholders.

Regents Park Hedged Market Strategy ETF

July 31, 2022

Semi-Annual Report

Advised by:

Anfield Capital Management, LLC

4041 MacArthur Blvd.

Suite 155

Newport Beach, CA 92660

www.AnfieldFunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

August 2022

Semi-Annual Letter to Shareholders of the Regents Park Hedged Market Strategy ETF (RPHS)

General Update

The semi-annual period ended July 31st, 2022 (Since Inception: 3/30/22 - 7/31/22) was a respectable one for the launch of a new fund. During this period, the Fund grew to $168.66 million in total assets under management, quickly becoming the largest fund advised by Regents Park Funds, and sub-advised by Anfield Capital Management. Performance during the period was turbulent for both the Fund and its benchmark, the S&P 500 TR, arising from the Federal Reserve’s monetary tightening and a general slowdown in the US economy with real GDP shrinking by an annual rate of 0.9% in Q2, the second consecutive quarter of contraction. For the 4-month period ended July 31st, 2022, the Fund declined 10.60% on a total return basis, net of fees, while the S&P 500 Total Return Index (SPXTR), the Fund’s primary benchmark, declined 9.79%, although past performance does not guarantee future results.

Portfolio Update and Current Positioning

As of the semi-annual period close, the Fund’s collateral portfolio continued to hold a majority US Treasury obligations (51%), investment grade corporate bonds in the Financials category (19%), and all other corporate bond category holdings between 1% and 4%. This collateral portfolio was able to partially offset the cost of hedging the Fund’s portfolio (as more fully described below) during the semi-annual period. Currently, the two main derivatives utilized by the Fund are futures and options contracts. Such hedging added to performance during this period, although past performance does not guarantee future results. From inception through early May 2022, the Fund maintained similar performance compared to the benchmark. Out-performance started to increase in May through mid-June 2022 as markets declined, reaching a peak outperformance difference of 8.83% on June 16th, driven by the portfolio’s hedged exposure to the equity market. However, after equity markets bottomed in mid-June, Fund performance started to converge with the benchmark again, until intersecting at the end of July 2022.

Principal Investment Strategy

The Funds’ investment objective is to seek to provide capital appreciation through exposure to the U.S. Large Cap equity market while hedging overall market risk. There is no guarantee that the Fund will achieve its investment objective. The actively managed Fund seeks to achieve said objective by investing, under normal circumstances, in equity securities represented in, or instruments related or linked to, the S&P 500 Price Index (the “S&P 500 Index”). The Fund may also invest in various types of U.S. broad equity market linked derivatives including, but not limited to, long and short positions in futures, options, swaps, combinations of long and short FLexible EXchange® Options (“FLEX Options”) and standardized call and put options contracts on the S&P 500 Index (or other U.S. Large Cap equity market indices) or directly in equity securities of companies listed on, or indirectly in open-end investment companies tracking, the S&P 500 Index (or other U.S. Large Cap equity market indices). The Fund also structures its investments with a view towards hedging the Fund’s portfolio in an effort to mitigate against losses incurred during market declines. The cost of such hedging limits the amount of upside market participation the Fund’s portfolio is able to achieve.

On behalf of the entire staff at Anfield Capital Management and Regents Park Funds, we thank you for your continued support.

David Young, CFA

CEO & Founder

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

6838-NLD-08162022

Regents Park Hedged Market Strategy ETF

PORTFOLIO REVIEW (Unaudited)

July 31, 2022

Average Annual Total Return through July 31, 2022*, as compared to its benchmark:

Inception through***
July 31, 2022
Regents Park Hedged Market Strategy ETF - NAV	-10.60%
Regents Park Hedged Market Strategy ETF - Market Price	-10.30%
S&P 500 Total Return Index **	-9.79%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange-traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the market price or bid/ask as of close of market on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Adviser provides investment advisory service, and is responsible for all of the expenses and liabilities of the Fund, inclusive of fees and expenses of other investment companies in which the Fund may invest, except for any brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Board of Trustees and officers with respect thereto in return for a “unitary fee.” Expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Fund. The Advisory Agreement may be terminated with respect to the Fund without penalty on 60 days’ written notice by a vote of a majority of the Trustees, the Adviser, or by holders of a majority of the Fund’s outstanding shares (with respect to the Fund). The Advisory Agreement shall terminate automatically in the event of its assignment. The Fund’s total annual operating expenses are at 0.75%, per the prospectus dated March 22, 2022, as supplemented. These expenses were calculated with estimated other expenses and acquired fund fees and expenses.

**	The S&P 500 Index is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. As of December 23, 2021, the S&P 500 Index was comprised of 505 constituent securities, representing 500 companies, with a market capitalization range of between $3.934 billion and $2.732 trillion.

***	As of the close of business on the day of commencement of trading on March 30, 2022.

Portfolio Composition as of July 31, 2022:

Compositions	Percentage of Net Assets
Corporate Bonds:
Banking	10.8%
Automotive	3.6%
Specialty Finance	3.1%
Aerospace & Defense	2.8%
Oil and Gas Producers	2.4%
Real Estate Investment Trusts	2.3%
Electric Utilities	2.2%
Food	2.1%
U.S Government & Agencies U.S Treasury Bills	47.6%
Other Assets in Excess of Liabilities	23.1%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 45.2%
	AEROSPACE & DEFENSE — 2.8%
950,000	Boeing Company (The)		4.5080	05/01/23	$953,049
796,000	L3 Technologies, Inc.		3.9500	05/28/24	794,406
1,000,000	L3Harris Technologies, Inc.		3.8500	06/15/23	1,000,880
1,500,000	Northrop Grumman Corporation		3.2500	08/01/23	1,499,298
500,000	Raytheon Technologies Corporation		3.7000	12/15/23	503,821
					4,751,454
	ASSET MANAGEMENT — 0.4%
158,000	Ares Capital Corporation		3.5000	02/10/23	157,410
500,000	Charles Schwab Corporation (The)		3.5500	02/01/24	502,698
					660,108
	AUTOMOTIVE — 3.6%
500,000	Daimler Finance North America, LLC(a)		3.6500	02/22/24	499,979
700,000	Fiat Chrysler Automobiles N.V.		5.2500	04/15/23	703,556
500,000	Ford Motor Credit Company, LLC		3.0960	05/04/23	494,942
250,000	Ford Motor Credit Company, LLC		3.3700	11/17/23	245,406
525,000	Ford Motor Credit Company, LLC		3.8100	01/09/24	519,205
750,000	General Motors Financial Company, Inc.		4.1500	06/19/23	751,975
1,000,000	General Motors Financial Company, Inc.		1.7000	08/18/23	976,877
540,000	Harley-Davidson Financial Services, Inc.(a)		3.3500	02/15/23	537,460
200,000	Volkswagen Group of America Finance, LLC(a)		3.1250	05/12/23	198,777
1,000,000	Volkswagen Group of America Finance, LLC(a)		4.2500	11/13/23	1,005,026
					5,933,203
	BANKING — 10.8%
1,000,000	Bank of America Corporation(b)	US0003M + 0.790%	3.0040	12/20/23	997,480
829,000	Bank of Ireland Group plc(a)		4.5000	11/25/23	828,479
404,000	Bank of Montreal(c)		0.4500	12/29/23	384,771
500,000	Bank of Montreal		3.3000	02/05/24	499,520
300,000	Banque Federative du Credit Mutuel S.A.		3.7500	07/20/23	300,891
250,000	BNP Paribas S.A.(a)		4.3750	09/28/25	248,072
463,000	BPCE S.A.(a)		5.7000	10/22/23	468,336
700,000	BPCE S.A.(a)		4.5000	03/15/25	691,999
500,000	Citibank NA		3.6500	01/23/24	502,890
500,000	Cooperatieve Rabobank UA(a)		3.8750	09/26/23	502,510
100,000	Cooperatieve Rabobank UA		4.6250	12/01/23	100,809

See accompanying notes which are an integral part of this schedule of investments.

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 45.2% (Continued)
	BANKING — 10.8% (Continued)
500,000	Credit Agricole S.A.(a)		4.3750	03/17/25	$494,939
1,000,000	Danske Bank A/S(a)		3.8750	09/12/23	996,756
1,000,000	Discover Bank		4.2000	08/08/23	1,004,629
100,000	Fifth Third Bancorp		4.3000	01/16/24	100,942
850,000	Fifth Third Bancorp		3.6500	01/25/24	849,801
675,000	ING Bank N.V.(a)		5.8000	09/25/23	687,524
750,000	JPMorgan Chase & Company(b)	US0003M + 0.730%	3.5590	04/23/24	748,864
1,000,000	KeyBank NA(b)	SOFRRATE + 0.340%	0.4230	01/03/24	987,022
515,000	Mitsubishi UFJ Financial Group, Inc.		3.7610	07/26/23	515,084
1,013,000	Natwest Group plc		3.8750	09/12/23	1,011,444
500,000	Nordea Bank Abp(a)		3.7500	08/30/23	500,320
1,000,000	PNC Bank NA		3.8000	07/25/23	1,005,944
950,000	Societe Generale S.A.(a)		4.2500	04/14/25	937,136
1,000,000	Svenska Handelsbanken A.B.		3.9000	11/20/23	1,006,100
131,000	Toronto-Dominion Bank (The)		0.4500	09/11/23	127,199
420,000	Toronto-Dominion Bank (The)		2.6500	06/12/24	413,688
470,000	Wells Fargo & Co Class MTN(b)	SOFRRATE + 1.600%	1.6540	06/02/24	461,353
1,000,000	Wells Fargo & Company		4.1250	08/15/23	1,005,088
					18,379,590
	BEVERAGES — 0.2%
267,000	Diageo Capital plc		3.5000	09/18/23	267,914

	BIOTECH & PHARMA — 0.3%
200,000	AbbVie, Inc.		3.7500	11/14/23	201,787
320,000	Bayer US Finance II, LLC(a)		3.8750	12/15/23	320,267
					522,054
	CHEMICALS — 0.1%
200,000	Air Liquide Finance S.A.(a)		2.2500	09/27/23	197,912

	CONSTRUCTION MATERIALS — 0.6%
1,000,000	Martin Marietta Materials, Inc.		0.6500	07/15/23	972,235

See accompanying notes which are an integral part of this schedule of investments.

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 45.2% (Continued)
	CONTAINERS & PACKAGING — 0.1%
250,000	Ball Corporation		4.0000	11/15/23	$249,695

	ELECTRIC UTILITIES — 2.2%
560,000	American Electric Power Company, Inc.		0.7500	11/01/23	542,492
350,000	Electricite de France S.A.(a)		3.6250	10/13/25	349,078
700,000	Enel Finance International N.V.(a)		2.6500	09/10/24	677,573
500,000	Pennsylvania Electric Company(a)		4.1500	04/15/25	496,088
1,300,000	Public Service Enterprise Group, Inc.		0.8410	11/08/23	1,256,672
464,000	Xcel Energy, Inc.		0.5000	10/15/23	448,303
					3,770,206
	ENTERTAINMENT CONTENT — 0.6%
1,000,000	Walt Disney Company (The) B		7.7500	01/20/24	1,061,211

	FOOD — 2.1%
150,000	Cargill, Inc.(a)		0.4000	02/02/24	143,621
1,415,000	Conagra Brands, Inc.		0.5000	08/11/23	1,373,061
950,000	Danone S.A.(a)		2.5890	11/02/23	940,678
250,000	Mondelez International, Inc. B		2.1250	03/17/24	245,257
1,000,000	Nestle Holdings, Inc.(a)		3.3500	09/24/23	1,002,218
					3,704,835
	GAS & WATER UTILITIES — 1.2%
1,000,000	Korea Gas Corporation(a)		3.8750	02/12/24	1,006,657
1,000,000	Southern Company Gas Capital Corporation		2.4500	10/01/23	986,311
					1,992,968
	HEALTH CARE FACILITIES & SERVICES — 1.3%
200,000	Cigna Corporation		3.7500	07/15/23	200,438
434,000	Cigna Corporation		0.6130	03/15/24	415,363
500,000	CVS Health Corporation		4.0000	12/05/23	503,325
500,000	Laboratory Corp of America Holdings		4.0000	11/01/23	502,541
500,000	Laboratory Corp of America Holdings		3.2500	09/01/24	496,788
					2,118,455
	HOME CONSTRUCTION — 0.4%
700,000	Fortune Brands Home & Security, Inc.		4.0000	09/21/23	703,598

See accompanying notes which are an integral part of this schedule of investments.

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 45.2% (Continued)
	HOUSEHOLD PRODUCTS — 0.3%
500,000	Kimberly-Clark Corporation		2.4000	06/01/23	$497,545

	INSTITUTIONAL FINANCIAL SERVICES — 2.1%
500,000	Bank of New York Mellon Corporation (The)		3.6500	02/04/24	504,043
500,000	Citigroup Global Markets Holdings, Inc.		2.8500	06/27/23	496,336
1,000,000	Credit Suisse Group A.G.		3.8000	06/09/23	996,954
500,000	Goldman Sachs Group, Inc. (The)(b)	SOFRRATE + 0.538%	0.6270	11/17/23	495,330
500,000	Goldman Sachs Group, Inc. (The)		1.2170	12/06/23	484,980
500,000	Morgan Stanley MTN(b)	SOFRRATE + 0.455%	0.5290	01/25/24	491,998
					3,469,641
	INSURANCE — 0.8%
500,000	American International Group, Inc.		4.1250	02/15/24	505,562
338,000	Liberty Mutual Group, Inc.(a)		4.2500	06/15/23	338,654
500,000	Pacific Life Insurance Company(a)		7.9000	12/30/23	527,370
					1,371,586
	LEISURE FACILITIES & SERVICES — 0.7%
500,000	Hyatt Hotels Corporation		3.3750	07/15/23	494,526
500,000	Marriott International, Inc.		4.1500	12/01/23	503,217
250,000	Royal Caribbean Cruises Ltd.(a)		10.8750	06/01/23	255,938
					1,253,681
	MEDICAL EQUIPMENT & DEVICES — 0.8%
200,000	Baxter International, Inc.		0.8680	12/01/23	193,107
600,000	Becton Dickinson and Company		3.7340	12/15/24	601,136
595,000	Thermo Fisher Scientific, Inc.		0.7970	10/18/23	578,763
					1,373,006
	OIL & GAS PRODUCERS — 2.4%
950,000	Energy Transfer Operating, L.P.		4.2000	09/15/23	950,828
480,000	Eni SpA(a)		4.0000	09/12/23	479,168
1,000,000	Phillips 66		0.9000	02/15/24	962,783
607,000	Plains All American Pipeline, L.P. / PAA Finance		3.8500	10/15/23	605,522
1,000,000	USX Corporation/Consolidated		8.1250	07/15/23	1,043,388
					4,041,689

See accompanying notes which are an integral part of this schedule of investments.

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 45.2% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 2.3%
1,000,000	American Tower Corp		0.6000	01/15/24	$955,584
382,000	American Tower Corporation		3.0000	06/15/23	380,813
1,500,000	Crown Castle International Corporation		3.1500	07/15/23	1,490,229
750,000	Crown Castle International Corporation		3.2000	09/01/24	741,904
375,000	Office Properties Income Trust		4.2500	05/15/24	361,723
					3,930,253
	RETAIL - CONSUMER STAPLES — 0.3%
500,000	Walgreens Boots Alliance, Inc.		0.9500	11/17/23	485,576

	SOFTWARE — 1.4%
500,000	Oracle Corporation		3.6250	07/15/23	499,864
500,000	Oracle Corporation		2.4000	09/15/23	494,636
1,300,000	VMware, Inc.		0.6000	08/15/23	1,259,232
					2,253,732
	SPECIALTY FINANCE — 3.1%
500,000	AerCap Ireland Capital DAC / AerCap Global		4.8750	01/16/24	500,664
1,000,000	Ally Financial, Inc.		3.0500	06/05/23	993,033
500,000	Ally Financial, Inc.		1.4500	10/02/23	486,140
1,500,000	American Express Co		3.4000	02/22/24	1,498,114
697,000	Aviation Capital Group, LLC(a)		3.8750	05/01/23	690,241
750,000	Capital One Financial Corporation(b)	SOFRRATE + 0.690%	1.3430	12/06/24	720,504
279,000	SMBC Aviation Capital Finance DAC(a)		4.1250	07/15/23	277,490
					5,166,186
	TECHNOLOGY HARDWARE — 0.9%
500,000	Dell International, LLC / EMC Corporation		5.4500	06/15/23	505,630
1,000,000	Hewlett Packard Enterprise Company		4.4500	10/02/23	1,009,382
					1,515,012
	TECHNOLOGY SERVICES — 0.7%
300,000	Fiserv, Inc.		3.8000	10/01/23	300,968
600,000	International Business Machines Corporation		3.6250	02/12/24	602,776
338,000	Leidos, Inc.		2.9500	05/15/23	335,609
					1,239,353

See accompanying notes which are an integral part of this schedule of investments.

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 45.2% (Continued)
	TELECOMMUNICATIONS — 1.9%
980,000	British Telecommunications plc		4.5000	12/04/23	$986,686
1,672,000	Deutsche Telekom International Finance BV(a)		2.4850	09/19/23	1,655,700
500,000	T-Mobile USA, Inc.		3.5000	04/15/25	494,378
					3,136,764
	TRANSPORTATION & LOGISTICS — 0.7%
1,115,000	Penske Truck Leasing Company Lp / PTL Finance (a)		4.1250	08/01/23	1,115,723

	TRANSPORTATION EQUIPMENT — 0.1%
250,000	Daimler Trucks Finance North America, LLC(a)		1.1250	12/14/23	241,168

	TOTAL CORPORATE BONDS (Cost $76,836,158)				76,376,353

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 47.6%
	U.S. TREASURY BILLS — 47.6%
75,230,000	United States Treasury Bill(d)		—	08/25/22	75,128,364
3,200,000	United States Treasury Bill(d)		—	10/06/22	3,186,916
1,000,000	United States Treasury Bill(d)		—	10/27/22	994,401
750,000	United States Treasury Note		2.2500	03/31/24	741,460
500,000	United States Treasury Note		2.5000	04/30/24	496,211
					80,547,352
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $80,603,966)				80,547,352

Contracts(e)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED - 2.0%
	CALL OPTIONS PURCHASED - 1.6%
75	S&P 500 INDEX SPX US 09/16/22 C3900	IB	09/16/2022	$3,900	$30,977,175	$2,099,625
75	S&P 500 INDEX SPX US 09/16/22 C4200	IB	09/16/2022	4,200	30,977,175	603,750
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,068,615)					2,703,375

	PUT OPTIONS PURCHASED - 0.4%
100	S&P 500 INDEX SPX US 08/19/22 P3800	IB	08/19/2022	$3,800	$41,302,900	$78,500
50	S&P 500 INDEX SPX US 10/21/22 P4000	IB	10/21/2022	4,000	20,651,450	547,250
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,262,422)					625,750

See accompanying notes which are an integral part of this schedule of investments.

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Contracts(e)		Fair Value
	INDEX OPTIONS PURCHASED - 2.0% (Continued)
	PUT OPTIONS PURCHASED - 0.4% (Continued)
	TOTAL INDEX OPTIONS PURCHASED (Cost - $2,331,037)	$3,329,125

	TOTAL INVESTMENTS - 94.8% (Cost $159,771,161)	$160,252,830
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.2%	8,859,489
	NET ASSETS - 100.0%	$169,112,319

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation
200	CME E-Mini Standard & Poor’s 500 Index Future	09/16/2022	$41,335,000	$1,916,175
	TOTAL FUTURES CONTRACTS

A/S- Anonim Sirketi

ETF- Exchange-Traded Fund

IB- Interactive Broker

Ltd.- Limited Company

LLC- Limited Liability Company

LP- Limited Partnership

N.V- Naamioze Vennootschap

PLC- Public Limited Company

S.A- Société Anonyme

SOFERATE- United States SOFR Secured Overnight Financing Rate

US0003M- ICE LIBOR USD 3 month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022 the total market value of 144A securities is $19,312,857 or 11.4% of net assets.

(b)	Variable rate security; the rate shown represents the rate on July 31, 2022.

(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at July 31, 2022.

(d)	Zero coupon bond.

(e)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes which are an integral part of this schedule of investments.

Regents Park Hedged Market Strategy ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
July 31, 2022

ASSETS
Investment securities:
At cost	$159,771,161
At fair value	$160,252,830
Cash	1,881,393
Deposits at broker for futures contracts	6,072,566
Unrealized appreciation on futures contracts	1,916,175
Dividends receivable	630,147
Receivable for securities sold	15,942
Receivable for fund shares sold	447,033
TOTAL ASSETS	171,216,086

LIABILITIES
Payable for securities purchased	2,017,578
Investment advisory fees payable, net	86,189
TOTAL LIABILITIES	2,103,767
NET ASSETS	$169,112,319

Net Assets Consist Of:
Paid in capital	$175,130,867
Accumulated loss	(6,018,548)
NET ASSETS	$169,112,319

Net Asset Value Per Share:
Shares:
Net assets	$169,112,319
Shares of beneficial interest outstanding (a)	18,925,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.94

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Regents Park Hedged Market Strategy ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended July 31, 2022 *

INVESTMENT INCOME
Dividends	$642
Interest	607,820
TOTAL INVESTMENT INCOME	608,462

EXPENSES
Investment advisory fees	237,061
TOTAL EXPENSES	237,061

NET INVESTMENT INCOME	371,401

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from investments and options purchased	(2,667,090)
Net realized loss from futures contracts	(6,120,703)
Net change in unrealized appreciation on investments and options purchased	481,669
Net change in unrealized appreciation on futures contracts	1,916,175
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(6,389,949)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,018,548)

*	The Regents Park Hedged Market Strategy ETF commenced operations on March 30, 2022.

See accompanying notes to financial statements.

Regents Park Hedged Market Strategy ETF
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
July 31, 2022 *
(Unaudited)
FROM OPERATIONS
Net investment income	$371,401
Net realized loss from investments and options purchased	(2,667,090)
Net realized loss from future contracts	(6,120,703)
Net change in unrealized appreciation on investments and options purchased	481,669
Net change in unrealized appreciation on future contracts	1,916,175
Net decrease in net assets resulting from operations	(6,018,548)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	177,973,638
Payments for shares redeemed	(3,092,771)
Net increase in net assets from shares of beneficial interest	174,880,867

TOTAL INCREASE IN NET ASSETS	168,862,319

NET ASSETS
Beginning of Period	250,000 (a)
End of Period	$169,112,319

SHARE ACTIVITY
Shares Sold	19,275,000
Shares Redeemed	(350,000)
Net increase in shares from beneficial interest outstanding	18,925,000

*	The Regents Park Hedged Market Strategy ETF commenced operations on March 30, 2022.

(a)	Beginning capital of $250,000 was contributed by fund management of Regents Park Funds, LLC, investment advisor to the Fund, in exchange for 25,000 shares of the fund in connection with the seeding of the Regents Park Hedged Market Strategy ETF, a series of the Trust.

See accompanying notes to financial statements.

Regents Park Hedged Market Strategy ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	For the
	Period Ended
	July 31, 2022 (a)
	(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (b)	0.04
Net realized and unrealized loss on investments	(1.10)
Total from investment operations	(1.06)
Net asset value, end of period	$8.94
Market price, end of period	$8.97
Total return (c)(d)	(10.60	)% (h)
Market price total return (d)	(10.30)%
Net assets, end of period (000s)	$169,112
Ratio of net expenses to average net assets (e)	0.75%
Ratio of net investment income to average net assets (e)(f)	1.15%
Portfolio Turnover Rate (d)(g)	113%

(a)	The Regents Park Hedged Market Strategy ETF commenced operations on March 30, 2022.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the year/period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower or higher absent the fee waiver/expense reimbursement or recapture, respectively.

(d)	Not annualized.

(e)	Annualized.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(h)	Represents total return based on net asset values per share from commencement of investment operations on March 30, 2022 through July 31, 2022.

See accompanying notes to financial statements.

Regents Park Hedged Market Strategy ETF

NOTES TO FINANCIAL STATEMENTS

July 31, 2022

(1)	ORGANIZATION

The Regents Park Hedged Market Strategy ETF (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on March 30, 2022. The Fund is an actively managed exchange traded fund (“ETF”). The investment objective of the Fund is to seek to provide capital appreciation through exposure to the U.S. Large Cap equity market while hedging overall market risk. There is no guarantee that the Fund will achieve its investment objective.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”), and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Futures contracts listed for trading on a securities exchange or board of trade (whether domestic or foreign) for which market quotations are readily available shall be valued at the final settled price for the respective futures or futures options or, if no settled price is available, at the last sale price as of the close of business prior to the valuation time. Exchange traded options are valued at the last sale price or in the absence of a sale, at the mean between the current bid and ask prices. Investments in open-end investment companies- are valued at net asset value. The independent pricing - service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, closed-ended funds, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and considers the determinations reached by the fair value committee in ratifying the fair value committee’s application of the fair valuation methodologies employed.

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value team. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including

Regents Park Hedged Market Strategy ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2022

securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed- end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in ETFs, which are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the

Regents Park Hedged Market Strategy ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2022

contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked- to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value

Regents Park Hedged Market Strategy ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2022

requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2022 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$76,376,353	$—	$76,376,353
U.S Government & Agencies	—	80,547,352	—	80,547,352
Index Options Purchased	3,329,125	—	—	3,329,125
Futures contracts**	1,916,175	—	—	1,916,175
Total	$5,245,300	$156,923,705	$—	$162,169,005

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for portfolio composition.

**	Represents the net unrealized appreciation (depreciation) of futures contracts.

Impact of Derivatives on the Statements of Operations

The derivative instruments outstanding as of July 31, 2022 as disclosed in the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of July 31, 2022:

	Asset Derivatives
Contract Type/Primary Risk Exposure	Balance Sheet Location	Fair Value
Futures Contracts - Equity Risk	Net unrealized appreciation on futures contracts	$1,916,175

The following is a summary of the location of derivative investments on the Fund’s Statements of Operations as of July 31, 2022:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity Futures Contracts	Net realized loss from futures contracts
Net change in unrealized appreciation on futures contracts

Regents Park Hedged Market Strategy ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2022

The following is a summary of the Fund’s realized loss and unrealized appreciation on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the period ended July 31, 2022:

Realized loss on derivatives recognized in the Statements of Operations
Derivative Investment Type	Equity Risk	Total for the Period Ended July 31, 2022
Futures contracts	$(6,120,703)	$(6,120,703)

Net change in unrealized appreciation on derivatives recognized in the Statements of Operations
		Total for the
Derivative Investment Type	Equity Risk	Period Ended July 31, 2022
Futures contracts	$1,916,175	$1,916,175

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex -dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s January 31, 2023 year-end tax return. The Fund identified its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Regents Park Hedged Market Strategy ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2022

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund and Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT TRANSACTIONS

For the period ended July 31, 2022, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Fund amounted to $163,597,041 and $38,211,185, respectively. For the period ended July 31, 2022, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $32,432,359 and $0, respectively.

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Regents Park Funds, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, subject to the authority of the Board, is responsible for managing the day to day operations of the Fund, including: selecting the overall investment strategies; monitoring and evaluating Sub-Adviser (as defined below) performance; and providing related administrative services and facilities.

Anfield Group, LLC (“Anfield Group”), which is wholly owned by the David Young and Sandra G. Glain Family Trust, wholly owns the Adviser. As compensation for its services, the Fund pays to the Adviser a unitary management fee (computed daily and paid monthly) at an annual rate of 0.75% of its average daily net assets. The Adviser’s unitary management fee is designed to pay the Fund’s expenses and liabilities and to compensate the Adviser for providing services for the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, inclusive of fees and expenses of other investment companies in which the Fund may invest. The Fund, not the Adviser, pays the following expenses: all brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), and such extraordinary or nonrecurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Board of Trustees and officers with respect thereto. For the period ended July 31, 2022, the Fund incurred Advisory Fees of $237,061.

The Adviser has engaged Anfield Capital Management, LLC (“Anfield” or the “Sub-Adviser”) to serve as Sub-Adviser to the Fund. Anfield Group owns a majority interest in Anfield. The Sub-Adviser is an affiliate of the Adviser. The Sub-Adviser is responsible for selecting investments and assuring that investments are made in accordance with the Fund’s investment objective, policies and restrictions. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund, which are computed and accrued daily and paid monthly and do not impact the financial statements of the Fund. The Sub-Adviser has agreed to waive some or all of the sub-advisory fee payable to it from the Adviser to reimburse the Adviser in connection with the Adviser’s payment of the operating expenses of the Fund.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

Regents Park Hedged Market Strategy ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2022

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees.

In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“Ultimus”) – Ultimus, an affiliate of the Distributor, provides administration and fund accounting services to the Fund. Pursuant to a separate servicing agreement with Ultimus, the Adviser pays Ultimus customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of Ultimus and are not paid any fees directly by the Adviser for serving in such capacities.

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $159,771,161 for the Fund, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

Gross unrealized appreciation:	$3,554,575
Gross unrealized depreciation:	(1,156,731)
Net unrealized appreciation:	$2,397,844

(6)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. For purposes of GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in- kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in- lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the

Regents Park Hedged Market Strategy ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2022

“Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for
Cash Purchases*
$250	2.00%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

(7)	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for further information regarding the risks associated with the Fund’s investments which include, but are not limited to: absence of an active market risk, calculation methodology risk, cash transactions risk, counterparty risk, cybersecurity risk, derivatives risk, equity risk, ETF structure risks, FLEX options risk, FLEX options valuation risk, fixed income securities risk, fluctuation of net asset value risk, gap risk, hedging transactions risk, index risk, investment companies and ETFs risk, leveraging risk, liquidity risk, management risk, market capitalization risk, market risk, market events risk, new fund risk, options risk, portfolio turnover risk, trading issues risk, underlying fund risk U.S. government securities risk and volatility risk.

Derivatives Risk - The derivative instruments in which the Fund may invest may be more volatile than other instruments. and may be subject to unanticipated market movements, which are potentially unlimited. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Certain derivatives require the Fund to make margin payments, a form of security deposit intended to protect against nonperformance of the derivative contract. The Fund may have to post additional margin if the value of the derivative position changes in a manner adverse to the Fund. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

Equity Risk - Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

Flex Options Risk - Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund’s counterparty is the OCC, rather than a bank or broker. Although clearing members guarantee performance of their clients’ obligations to

Regents Park Hedged Market Strategy ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2022

the OCC, there is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. Additionally, the OCC may be unable or unwilling to perform its obligations under the FLEX Options contracts.

FLEX Options Valuation Risk - The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options does not increase or decrease at the same rate as the S&P 500 Index (although they generally move in the same direction) or its underlying securities and FLEX Option prices may be highly volatile and may fluctuate substantially during a short period of time. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the S&P 500 Index, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the S&P 500 Index and the remaining time to expiration. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and there is a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Fund.

Hedging Transactions Risk - The Sub-Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Sub -Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Because the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Sub-Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Sub-Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

Index Risk - The Fund’s investments are subject to the risks associated with changes to the S&P 500 Index. The Fund will be negatively affected by general declines in the securities and asset classes represented in the S&P 500 Index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the S&P 500 Index. S&P Dow Jones Indices LLC (the “Index Provider”) relies on third party data it believes to be reliable in constructing the S&P 500 Index, but it does not guarantee the accuracy or availability of any such third party data, and there is also no guarantee with respect to the accuracy, availability or timeliness of the production of the S&P 500 Index. Because the Fund structures its investments in order to hedge the Fund’s portfolio against declines in the S&P 500 Index, the performance of the Fund and the S&P 500 Index will differ from each other. In addition, the Fund incurs operating expenses and portfolio transaction costs not incurred by the S&P 500 Index. These risks may be heightened during times of market volatility or other unusual market conditions.

Options Risk - The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options.

Regents Park Hedged Market Strategy ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2022

Fixed Income Securities Risk - Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. Longer-term securities may be more sensitive to interest rate changes.

Counterparty Risk - The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty. In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing members generally can require termination of existing cleared derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of the Fund to pursue its investment strategy. Also, the Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Adviser expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. If the Fund is not able to enter into a particular derivatives transaction, the Fund’s investment performance and risk profile could be adversely affected as a result. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Absence of an Active Market Risk - The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers or authorized participants. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares and market makers are under no obligation to make a market in the Fund’s shares. Additionally, only a limited number of institutions act as authorized participants for the Fund and only an authorized participant may engage in creation or redemption transactions directly with the Fund and are not obligated to submit purchase or redemption orders for Creation Units. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price.

Investment Companies and ETFs Risks - When the Fund invests in ETFs and other investment companies, (“underlying Funds”), it will bear additional expenses based on its pro rata share of investment company’s or ETF’ s operating expenses, including the management fees of the investment company or ETF in addition to those paid by the Fund. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments held by the investment company or ETF. The Fund will also incur brokerage costs when it purchases and sells ETFs. The Fund may invest in in inverse ETFs, which may result in increased volatility and will magnify the Fund’s losses or gains. During periods of market volatility, inverse ETFs may not perform as expected.

Regents Park Hedged Market Strategy ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2022

ETF Structure Risks - The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the CBOE BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Fluctuation of Net Asset Value Risk - The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Fund’s Sub- Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Market Risk - Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond or other markets, volatility in the equities or other securities markets, adverse investor sentiment affect the securities markets and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic

Regents Park Hedged Market Strategy ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2022

activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

(8)	NEW REGULATORY UPDATE

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f -4”). The Funds will be required to comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds are currently evaluating the impact, if any, of this provision.

(9)	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Regents Park Hedged Market Strategy ETF

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Unaudited)

July 31, 2022

On April 5, 2022, the Audit Committee of the Board of Trustees of Two Roads Shared Trust (the “Trust” or “registrant”), selected and appointed and recommended Deloitte & Touche LLP (“Deloitte”) as the Fund’s independent registered public accounting firm for the fiscal year ending July 31, 2022, in replacement of RSM US LLP (“RSM”) which was previously approved and named as the Fund’s independent registered public accounting firm within the Fund’s initial registration statement.

During the interim period from March 30, 2022 (the date the Fund commenced operations) through April 5, 2022, (i) the Fund did not consult with RSM on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure (ii) there were no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K).

During the interim period from March 30, 2022 (the date the Fund commenced operations) through April 5, 2022, neither the registrant, nor anyone acting on its behalf, consulted with Deloitte on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) a “reportable event,” as described in Item 304(a)(1)(v) of Regulation S-K.

Regents Park Hedged Market Strategy ETF

EXPENSE EXAMPLES (Unaudited)

July 31, 2022

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 30, 2022 (commencement of the Fund’s operations) to July 31, 2022 (the ’‘period’’).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $ 8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio During
	Account Value	Account Value	During Period	the Period
Actual	3/30/22	7/31/22	3/30/22–7/31/22*	3/30/22 – 7/31/22
	$1,000.00	$894.00	$2.37	0.75%

	Beginning	Ending	Expenses Paid	Expense Ratio During
Hypothetical	Account Value	Account Value	During Period	the Period
(5% return before expenses)	2/1/22	7/31/22	2/1/22 – 7/31/22**	2/1/22 – 7/31/22
	$1,000.00	$1,021.08	$3.76	0.75%

*	Expenses are equal to the average account value over the period, multiplied by the fund’s annualized expense ratio, multiplied by the number of days in the period (122) divided by the number in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number in the fiscal year (365).

Regents Park Hedged Market Strategy ETF

ADDITIONAL INFORMATION (Unaudited)

July 31, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the period ended July 31, 2022, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Regents Park Hedged Market Strategy ETF

ADDITIONAL INFORMATION (Unaudited)

July 31, 2022

Approval of Advisory Agreement

Regents Park Funds, LLC and Anfield Capital Management, LLC for the Regents Park Hedged Market Strategy ETF

At a special meeting held on February 2, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered (i) the approval of the proposed investment advisory agreement (the “Advisory Agreement”) between Regents Park Funds, LLC (“Regents Park” or the “Adviser”) and the Trust, on behalf of Regents Park Hedged Market Strategy ETF (the “Fund” or the “Regents Park ETF”) and (ii) the approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, each an “Agreement” and collectively the “Agreements”) among Regents Park, Anfield Capital Management, LLC (“Anfield” or the “Sub-Adviser”) and the Trust, on behalf of the Regents Park ETF.

In connection with the Board’s consideration of the Advisory Agreement and the Sub-Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Regents Park ETF by the Adviser and the Sub-Adviser; (ii) a description of the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) an overview of the Adviser’s and the Sub-Adviser’s respective operations and financial condition; (iv) a description of the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Regents Park ETF’s proposed advisory fee and estimated overall expenses with those of comparable mutual funds; (vi) the anticipated level of profitability from the Adviser’s and the Sub-Adviser’s fund-related operations; (vii) the Adviser’s and the Sub-Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security and (viii) information regarding the performance record of other mutual funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from Regents Park and Anfield. During the Meeting, the Board was advised by, and met, in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser and the Sub-Adviser was an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings with respect to the services to be provided by the Adviser and the Sub-Adviser. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral.

Matters considered by the Board in connection with its approval of the Advisory Agreement and Sub-Advisory Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by the Adviser related to the Advisory Agreement with respect to the Regents Park ETF, including: the Advisory Agreement; a description of the manner in which investment decisions are to be made and executed; an overview of the

Regents Park Hedged Market Strategy ETF

ADDITIONAL INFORMATION (Unaudited) (Continued)

July 31, 2022

personnel that will perform services for the Regents Park ETF and their backgrounds and experience; a review of the financial condition of the Adviser; information regarding risk management processes and liquidity management; the compliance policies and procedures of the Advises, including its business continuity and cybersecurity policies and a code of ethics that contained provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); the Adviser’s use of an outside compliance consultant; information regarding the Adviser’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third party data provider, analyzing the estimated fees and expenses of the Regents Park ETF as compared to those of a peer group of other registered investment companies with similar investment strategies as selected by Broadridge (the “Peer Group”).

The Board also noted that on a regular basis it received and reviewed information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Adviser’s compliance policies and procedures established pursuant to Rule 206 under the Investment Advisers Act and Rule 38a-1 under the 1940 Act, which included evaluating the regulatory compliance systems of the Adviser and findings by the CCO that the Adviser’s policies and procedures were reasonably designed to ensure compliance with federal securities laws. The Board also considered the Adviser’s policies and procedures relating to business continuity and cybersecurity, including the review and evaluation of the Trust’s CCO of these policies and procedures. The Board took into account that the Adviser and the Sub-Adviser are affiliates under common control and share many, but not all, key personnel with each other, and considered the differing functions of each firm with respect to managing either operations and/or portfolio management, including whether this presented any potential conflicts of interest for the Regents Park.

The Board noted that it has had opportunity to review the operations and compliance programs of the Adviser throughout the last year and has not identified any areas of significant concern relating to the quality of the Adviser’s services, including no significant disruption or impact to services to the Adviser as a result of the COVID-19 pandemic. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Regents Park ETF, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board also considered that Regents Park would be acting as the investment adviser to the Regents Park ETF, and would retain the Sub-Adviser to manage day-to–day investment decisions of the Regents Park ETF. The Board considered the oversight and supervisory role to be performed by Regents Park for the Regents Park ETF, and noted that Regents Park would be providing management, compliance and operational support to the Regents Park ETF, and had formed a Sub-Adviser Oversight Committee to accomplish these functions. The Board considered that Regents Park would receive daily reports from the Sub-Adviser in connection with its oversight of Anfield. In addition, the Board considered its familiarity with Regents Park’s personnel obtained from the Board’s oversight of other funds in the Trust advised by Regents Park, as well as the affiliation between Regents Park and Anfield and any potential conflicts of interest with the Sub-Adviser.

In considering the nature, extent, and quality of the services to be provided by Regents Park, the Board also took into account its knowledge, acquired through discussions and reports over the years, of Regents Park’s management and the quality of the performance of its duties, including in connection with the most recent

Regents Park Hedged Market Strategy ETF

ADDITIONAL INFORMATION (Unaudited) (Continued)

July 31, 2022

contract renewal process with respect to other funds in the Trust. The Board concluded that the management of Regents Park had the skills, experience and sophistication necessary to effectively oversee the Sub-Adviser and concluded that Regents Park had sufficient quality and depth of personnel, resources, and compliance policies and procedures for performing its duties and that the nature, overall quality and extent of the services provided by Regents Park were anticipated to be satisfactory and reliable.

The Board reviewed materials provided by Anfield related to the Sub-Advisory Agreement with the Trust with respect to the Regents Park ETF, including: the Sub-Advisory Agreement; a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Regents Park ETF, and their background and experience; a summary of the financial condition of the Sub-Adviser; the Sub-Adviser’s compliance policies and procedures, including its business continuity and cybersecurity policies, a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity management; an annual review of the operation of the Sub-Adviser’s compliance program; information regarding the Sub-Adviser’s compliance and regulatory history; and the independent report prepared by Broadridge, an independent third party data provider, analyzing the fees and expenses of the Regents Park ETF as compared to the Peer Group, as applicable.

In considering the nature, extent, and quality of the services to be provided by Anfield in its capacity of Sub-Adviser, the Board also took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of Anfield’s management and the quality of the performance of its duties. The Board reviewed the background information on Anfield’s key personnel, taking into consideration their education and financial industry experience, and in particular their past experience. The Board noted no significant disruption or impact to services of Anfield as a result of the COVID-19 pandemic with respect to other funds either advised or sub-advised by Anfield. The Board concluded that Anfield had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Sub-Advisory Agreement with respect to the Regents Park ETF and that the nature, overall quality and extent of the services to be provided by Anfield were anticipated to be satisfactory and reliable.

Performance. The Board noted that neither the Adviser nor the Sub-Adviser currently manage a comparable ETF, mutual fund or managed account with a performance track record for comparison. The Board noted that the Adviser did provide the performance of a custom peer group in the Meeting Materials, which included mutual funds and ETFs that employ a similar hedged equity strategy. The Board noted that it was familiar with the capabilities of the Adviser and the Sub-Adviser with respect to the other funds they managed and that each of Regents Park and Anfield were expected to obtain an acceptable level of investment returns for shareholders.

Fees and Expenses. Regarding the costs of the services provided by each of the Adviser and Sub-Adviser, the Board considered, among other expense data, a comparison prepared by Broadridge of the Regents Park ETF’s unitary fee and anticipated operating expenses compared to the advisory fee and expenses of the funds in its Peer Group and Morningstar category, as well as a comparison to that of a peer group selected by the Adviser. The Board noted that while it found the data provided by the independent third-party generally

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July 31, 2022

useful, it recognized its limitations, including potential differences in the investment strategy of the Regents Park ETF relative to its peers, as well as the level, quality and nature of the services to be provided by the Adviser and Sub-Adviser with respect to the Regents Park ETF.

The Board noted that Regents Park’s proposed unitary fee was below the median of the Peer Group and Morningstar category. However, the Board also took into account Regents Park’s analysis of the Broadridge Peer Group and their description of the limits of the Peer Group with respect to comparable funds and ETFs due to the limited number of identified Peers, according to Broadridge’s criteria. The Board then also considered the Adviser’s selection of certain competitor mutual funds and ETFs with similar strategies and found that in such comparison, the Regents Park ETF’s unitary fee also compared favorably relative to the advisory fees and net expense ratios of the secondary peer group.

With respect to the sub-advisory fee, the Board considered that the Regents Park ETF will pay a unitary fee to Regents Park and that, in turn, Regents Park pays a portion of its fee to Anfield, who has agreed to reimburse all of the Regents Park ETF’s expenses outside of the unitary advisory fee rate. The Board took into account the amount of the advisory fee to be retained by Regents Park and the services to be provided with respect to the Regents Park ETF by the Adviser and the Sub-Adviser. The Board noted that the proposed unitary advisory fee is 0.75% of the Regents Park ETF’s average daily net assets, of which a portion is retained by Regents Park and a portion is paid by Regents Park to Anfield, net of the Regent Park ETF’s operating expenses. The Board took into account the Adviser’s discussion of the proposed unitary fee structure, including that the allocation of the advisory and sub-advisory fees was comparable to the advisory fees charged for other ETFs advised by Regents Park and sub-advised by Anfield. The Board also determined that the services provided under each of the Agreements were in addition to, rather than duplicative of, the advisory services provided to the underlying funds or ETFs in which the Regents Park ETF may invest.

Based on the factors above, the Board concluded that the unitary advisory fee and the sub-advisory fee were not unreasonable.

Profitability. The Board considered the proposed profitability of the Adviser and the Sub-Adviser and whether these profits would be reasonable in light of the services to be provided to the Regents Park ETF by the Adviser and the Sub-Adviser. The Board noted the unitary fee structure with respect to the Regents Park ETF and the proposed allocation of the Regents Park ETF’s expenses over such fee rate. The Board reviewed estimated profitability analyses prepared by Regents Park and by Anfield and concluded that, based on the estimated costs of launching and managing the Regents Park ETF during its first year of operations, the anticipated profitability, if any, of Regents Park and Anfield from their relationship with the Regents Park ETF did not appear to be excessive.

Economies of Scale. The Board considered whether the Adviser or the Sub-Adviser would realize economies of scale with respect to its management of the Regents Park ETF. The Board concluded that at current and projected asset levels for the initial term of the Agreements, economies of scale were not a consideration at this time but that the Board would consider whether economies of scale exist in the future.

Other Benefits. The Board also considered the character and amount of other direct and incidental

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July 31, 2022

benefits to be received by each of Regents Park and Anfield from its respective association with the Regents Park ETF. The Board noted that neither Regents Park or Anfield believed it would receive any direct, indirect or ancillary material “fall-out” benefits from its relationship with the Regents Park ETF, although the Board noted that certain reputational benefits may result from these relationships. The Board concluded that such benefits are reasonable.

Conclusion. The Board, having requested and received such information from the Adviser and the Sub-Adviser as it believed reasonably necessary to evaluate the terms of each of the Agreements and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, determined that approval of each of the Agreements with respect to the Regents Park ETF for an initial two-year term was in the best interests of the Regents Park ETF and its prospective shareholders.

In considering the approval of each of the Agreements, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-866-4848.

Adviser

Regents Park Funds, LLC

4041 MacArthur Blvd., Suite 155

Newport Beach, CA 92660

Administrator

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such an offering is made only by a prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

RGTPK-SAR22

(b)        Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(a)(4) Change in registrant’s independent public accountant is filed herewith

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 9/30/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 9/30/2022

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer

Date 9/30/2022